Fair Value of Financial Information - Schedule of Measurements of Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Restricted funds	$ 41	$ 44
Rabbi trust investments	32	29
Deposits	124	6
Mark-to-market derivative asset	$ 2	$ 24
Mark-to-market derivative asset [Extensible Enumeration Not Disclosed Flag]	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag	awk:DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag
Total assets	$ 254	$ 218
Liabilities:
Deferred compensation obligations	38	34
Total liabilities	38	34
Total assets	216	184
Fixed-income securities
Assets:
Other investments	35	94
Money market and other
Assets:
Other investments	20	21
Level 1
Assets:
Restricted funds	41	44
Rabbi trust investments	32	29
Deposits	124	6
Mark-to-market derivative asset	0	0
Total assets	245	188
Liabilities:
Deferred compensation obligations	38	34
Total liabilities	38	34
Total assets	207	154
Level 1 | Fixed-income securities
Assets:
Other investments	28	88
Level 1 | Money market and other
Assets:
Other investments	20	21
Level 2
Assets:
Restricted funds	0	0
Rabbi trust investments	0	0
Deposits	0	0
Mark-to-market derivative asset	2	24
Total assets	9	30
Liabilities:
Deferred compensation obligations	0	0
Total liabilities	0	0
Total assets	9	30
Level 2 | Fixed-income securities
Assets:
Other investments	7	6
Level 2 | Money market and other
Assets:
Other investments	0	0
Level 3
Assets:
Restricted funds	0	0
Rabbi trust investments	0	0
Deposits	0	0
Mark-to-market derivative asset	0	0
Total assets	0	0
Liabilities:
Deferred compensation obligations	0	0
Total liabilities	0	0
Total assets	0	0
Level 3 | Fixed-income securities
Assets:
Other investments	0	0
Level 3 | Money market and other
Assets:
Other investments	$ 0	$ 0